Redeemable Convertible Preferred Shares and Convertible Preferred Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Redeemable Convertible Preferred Shares and Convertible Preferred Shares [Abstract]
Redeemable Convertible Preferred Shares and Convertible Preferred Shares
Note 9. Redeemable Convertible Preferred Shares and Convertible Preferred Shares
Class B-6a
Redeemable Convertible Preferred Shares
On June 2, 2023, the Company received $3.0 million cash from an existing investor in connection with the issuance of 5,665,722 shares of
Class B-6a
redeemable convertible preferred shares.
Class B-6s
Convertible Preferred Shares
On June 15, 2023, the Company converted the LamJam term notes in the amount of $5.3 million into 9,932,241
Class B-6s
convertible preferred shares (see Note 12.
Related Party Balances and Transactions
).
On June 30, 2023, the Company awarded 1,921,778
Class B-6s
convertible preferred shares to prior employees and service providers in connection with past services provided. The Company recorded $0.9 million of stock based compensation expense for the issuance of these awards.

In June 2023, the Company settled outstanding debt of $0.2 million with 486,402 shares of
Class B-6s
convertible preferred shares.

Note 12. Redeemable Convertible Preferred Shares and Convertible Preferred Shares
The preferred shares for all classes do not have mandatory redemption provisions. However, the preferred shares are subject to mandatory conversion upon the occurrence of a deemed liquidation event. Except for the founder preferred and
Class B-6s
preferred stock, the preferred shares provide for conversion at the option of the holders. Further, the shares of preferred stock are not subject to mandatory repurchases at the option of the holders.

The following table presents information about the Company’s redeemable convertible preferred share as of December 31, 2021
(in thousands, except share data)
:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Issuance Price	Liquidation Preference
Founder Preferred	1,866,056	1,866,056	$838	$0.54	$1,000
Class A-1	1,930,155	1,380,217	1,525	1.12	1,546
Class A-2	2,820,319	1,197,296	1,840	1.54	1,840
Class A-3	9,070,476	6,206,269	6,192	1.00	6,206
Class A-4	552,804	552,804	675	1.30	716
Class A-5	15,646,415	15,400,417	4,447	1.11	17,155
Class B-1	14,934,552	14,934,552	20,000	1.34	20,000
Class B-2	25,000,000	24,194,129	30,768	1.71	41,295
Class B-3	2,000,000	1,464,728	2,213	1.71	2,500
Class B-4	6,000,000	3,671,818	5,361	1.71	6,267
Class B-5	33,638,500	19,140,703	6,240	0.38	7,273
Class B-6a	150,000,000	89,320,084	38,593	0.53	47,295

	263,459,277	179,329,073	118,692	—	153,093
Class B-6s	98,799,158	70,606,523	3,294	—	—

Total	362,258,435	249,935,596	$121,986	—	$153,093

The following table presents information about the Company’s redeemable convertible preferred share as of December 31, 2022
(in thousands, except share data)
:

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Issuance Price	Liquidation Preference
Founder Preferred	1,866,056	1,866,056	$838	$0.54	$1,000
Class A-1	1,930,155	1,380,217	1,525	1.12	1,546
Class A-2	2,820,319	1,197,296	1,840	1.54	1,840
Class A-3	9,070,476	6,206,269	6,192	1.00	6,206
Class A-4	552,804	552,804	675	1.30	716
Class A-5	15,646,415	15,400,417	4,447	1.11	17,155
Class B-1	14,934,552	14,934,552	20,000	1.34	20,000
Class B-2	25,000,000	24,194,129	30,768	1.71	41,295
Class B-3	2,000,000	1,464,728	2,213	1.71	2,500
Class B-4	6,000,000	3,671,818	5,361	1.71	6,267
Class B-5	33,638,500	25,356,068	6,681	0.38	9,635
Class B-6a	150,000,000	132,919,929	50,127	0.53	70,448

	263,459,277	229,144,283	130,667	—	178,608
Class B-6s	98,799,158	71,478,742	3,414	—	—

Total	362,258,435	300,623,025	$134,081	—	$178,608

*	The Class B-6s redeemable convertible preferred shares have no liquidation preference and are pari passu to the ordinary shares upon a liquidation event.

Amended and Restated Articles of Association
The rights, privileges, and preferences of the Company’s Class A redeemable convertible preferred shares,
Class B-1
redeemable convertible preferred shares,
Class B-2
redeemable convertible preferred shares,
Class B-3
redeemable convertible preferred shares,
Class B-4
redeemable convertible preferred shares,
Class B-5
redeemable convertible preferred shares and
Class B-6a
redeemable convertible preferred shares (collectively, “Senior Preferred Shares”), the founder redeemable convertible preferred shares and
Class B-6s
convertible preferred shares (collectively, “Junior Preferred Shares”) and the ordinary shares are shown as follows:
Dividend Rights
Holders of Senior Preferred Shares are entitled to receive noncumulative dividends on a pari passu
basis and in preference to Junior Preferred Shares and ordinary shares equal to 6% per annum of $1.1203
Class A-1
redeemable convertible preferred shares, $1.5368
Class A-2
redeemable convertible preferred shares, $1.0000
Class A-3
redeemable convertible preferred shares, $1.2958
Class A-4
redeemable convertible preferred shares, $1.1139
Class A-5
redeemable convertible preferred shares, $1.3392
Class B-1
redeemable convertible preferred shares, $1.7068
Class B-2
redeemable convertible preferred shares,
Class B-3
redeemable convertible preferred shares and
Class B-4
redeemable convertible preferred shares $0.3800
Class B-5
redeemable convertible preferred shares and $0.5295
Class B-6a
redeemable convertible preferred shares, payable if and when declared by the Board of Directors. No dividends on Senior Preferred Shares or ordinary shares have been declared by the Board of Directors through December 31, 2021. The Company shall not declare pay or set aside any dividends on ordinary shares unless the holders of Senior Preferred Shares and Junior Preferred Shares then outstanding first receive, or simultaneously receive a dividend on each outstanding Senior Preferred share or Junior Preferred share equal to the product of (a) the dividend paid on each ordinary share and (b) the number of ordinary shares issuable upon conversion of each Senior Preferred Share or Junior Preferred Share. Holders of Junior Preferred Shares are not entitled to receive any dividends unless the Board of Directors declares a dividend on ordinary shares and the Senior Preferred Shareholders have received a dividend.
Voting Rights
Ordinary shares vote together with the holders of Senior Preferred Shares as a single class. Each holder of Senior Preferred Shares shall be entitled to the number of votes equal to the number of ordinary shares, into which such shares of Senior Preferred Shares could be converted as of the record date. Holders of Junior Preferred Shares do not have voting rights, except as to matters that affect Junior Preferred Shares as set forth in the Company’s charter documents.
Conversion Rights
The holders of Senior Preferred Shares have the right, at the option of the holder at any time, to convert their preferred shares into ordinary shares of the Company. The conversion rate is equal to $1.1203
Class A-1
redeemable convertible preferred shares, $1.5368
Class A-2
redeemable convertible preferred shares, $1.0000
Class A-3
redeemable convertible preferred shares, $1.2958
Class A-4
redeemable convertible preferred shares, $1.1139,
Class A-5
redeemable convertible preferred shares, $1.3392
Class B-1
redeemable convertible preferred shares, $1.7068
Class B-2
redeemable convertible preferred shares,
Class B-3
redeemable convertible preferred shares and
Class B-4
redeemable convertible preferred shares, $0.3800
Class B-5
redeemable convertible preferred shares and $0.5295
Class B-6a
redeemable convertible preferred shares. Certain events will trigger mandatory conversion of both Senior Preferred Shares and Junior Preferred Shares, into the Company’s ordinary shares. Such triggering events include a public offering of the Company’s share generating proceeds, net of discounts and commissions, of at least $50.0 million and with a minimum per share price of $3.4136.
The holders of
Class B-6s
convertible preferred shares and founder redeemable convertible preferred shares do not have conversion rights unless there is a mandatory conversion event at which time each
Class B-6s
convertible preferred share converts one for one into ordinary shares and each founder redeemable convertible preferred share converts at a rate of $1.7068 into ordinary shares.
Liquidation
In the event of any liquidation dissolution, or winding up of the Company, either voluntary or involuntary or upon a deemed liquidation event, assets available for distribution are first distributed to the holders of Senior Preferred Shares in preference to any distribution to the Junior Preferred Shares shareholders and ordinary shareholders an amount per Senior Preferred Share equal to the greater of (a) one times the original issue price, plus any dividends declared but unpaid or (b) such amount per Senior Preferred Share as would have been payable had all shares of the class of such Senior Preferred Share been converted into ordinary shares. Thereafter, the holders of founder convertible preferred shares are entitled to receive in preference to any distributions to ordinary shareholders or
Class B-6s
convertible preferred shareholders equal to the greater of $0.5359 per founder preferred share or such amount per founder preferred share as would have been payable had all founder preferred shares been converted into ordinary shares.
If the holders of Senior Preferred Shares and founder preferred stock are paid in full, the remaining assets of the Company will be distributed pro rata to the holders of ordinary shares and
Class B-6s
convertible preferred shares, pro rata as a single class and on an as converted to ordinary shares basis, based on the number of shares held by each such holder.
Deemed liquidation events include a change in control of the Company and sale of substantially all of the assets of the Company. These deemed liquidation event provisions are considered contingent redemption provisions because such events are not solely within the control of the Company. Therefore, all Senior Preferred Shares and Junior Preferred Shares, except for
Class B-6s
convertible preferred shares, have been presented in the mezzanine section of the Consolidated Balance Sheets.
Protective Provisions and Anti-dilution
The Company requires the vote or written consent of: (i) the holders of a majority Class A preferred voting as a single class on an as-converted
basis, and (ii) the holders of a majority Class B preferred, excluding the founder preferred and
Class B-6s
convertible preferred (i.e., Junior Preferred Shares voting as a single class on an as-converted
basis, before it, or any of its subsidiaries can take certain corporate actions or enter certain transactions including, but not limited to, liquidation events, charter amendments, other actions that would result in the issuance or reclassification of securities that are senior to or on parity with any class of preferred shares, or creation or authorization of debt that has not received the prior approval of the Board of Directors.
Each class of preferred shares also has protective provisions that require consent of any class whose rights, preferences, privileges or powers are disproportionately and materially impacted by a charter amendment or by the authorization or issuance of additional shares of such class. Each class of preferred shares also has anti-dilution protection for share splits, combinations, dividends, distributions, and reorganizations as well as price-based weighted average anti-dilution protection for certain nonexempted equity issuances below the conversion price of the applicable class of preferred shares.

Class B-5
Redeemable Convertible Preferred Shares
On March 24, 2021, the 2017 Notes with the total amount of principal and accrued interest of approximately $1.4 million were converted into 3,649,587
Class B-5
redeemable convertible preferred shares (at $0.38 conversion price).
On February 15, 2022, the 2017 Notes with the total amount of principal and accrued interest of approximately $2.4 million were converted into 6,215,365
Class B-5
redeemable convertible preferred shares (at $0.38 conversion price).
Class B-6a
Redeemable Convertible Preferred Shares
During the year ended December 31, 2021, the Company received $14.3 million cash in connection with the issuance of
Class B-6a
redeemable convertible preferred shares.
On February 15, 2022, the Company converted the Vechery Note in the amount of $1.0 million into 2,832,860
Class B-6a
redeemable convertible preferred shares.
On February 25, 2022, the Company settled an outstanding payable of $2.0 million with 3,777,148 shares of
Class B-6a
redeemable convertible preferred shares.
On May 12, 2022, the Company converted the Aperitus Note in the amount of $3.0 million into 11,565,581
Class B-6a
redeemable convertible preferred shares.
On May 12, 2022, the Company converted the 2021 Note with a face amount of $4.45 million into 17,373,521
Class B-6a
redeemable convertible preferred shares.
On September 29, 2022, the Company issued 1,888,574
Class B-6a
redeemable convertible preferred shares to an existing investor in exchange for $1.0 million.
On December 21, 2022, the Company issued 283,286
Class B-6a
redeemable convertible preferred shares to an existing investor in exchange for $0.15 million cash proceeds.
Class B-6s
Convertible Preferred Shares
During 2022, the Company settled outstanding payables of $0.5 million with 1,008,196 shares of
Class B-6s
convertible preferred shares.